FEDERATED TOTAL RETURN SERIES, INC.

                               Federated Investors Funds
                                 5800 Corporate Drive

                          Pittsburgh, Pennsylvania 15237-7000

                                   February 18, 2000




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED TOTAL RETURN SERIES, INC. (the "Registrant")
         1933 Act File No. 33-50773
         1940 ACT FILE NO. 811-7115
         ----------------------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of the Federated Ultrashort Bond Fund - Institutional Shares prospectus and combined statement of additional information dated February 18, 2000, that would have been filed under Rule 497(c), does not differ from the form of prospectus and combined statement of additional information contained in the most recent registration statement for the Registrant. This registration statement was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 20 on February 15, 2000.

      If you have any questions regarding this certification, please call me at
(412) 288-8160.

                                          Very truly yours,



                                          /s/ C. Grant Anderson
                                          C. Grant Anderson
                                          Assistant Secretary